Interim condensed consolidated statements of comprehensive loss - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Interim condensed consolidated statements of comprehensive loss
Revenue	€ 12,105	€ 10,715
Cost of sales	7,018	6,744
Gross profit	5,087	3,971
Research and development expenses	2,691	1,701
General administrative expenses	7,898	5,910
Selling expenses	2,326	2,011
Other operating income	945	1,098
Other operating expenses	1,275	342
Operating loss	(8,158)	(4,895)
Interest and similar income		8
Interest and similar expense	449	220
Financial costs, net	(449)	(212)
Loss before taxes	(8,607)	(5,107)
Income tax expenses	129	174
Loss for the period	(8,736)	(5,281)
Other comprehensive income, all attributable to equity holders of the parent	76	2
Total comprehensive loss	(8,660)	(5,279)
Attributable to:
Equity holders of the parent	(8,599)	(5,210)
Non-controlling interests	(61)	(69)
Total comprehensive loss	€ (8,660)	€ (5,279)
Loss per share-Basic and diluted	€ (0.43)	€ (0.33)